Financial Risk Management - Investments by remaining contractual maturity (Details) - Investments - USD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Disclosure of financial assets [line items]
Total investments	$ 326,794	$ 309,693
Due in one year or less
Disclosure of financial assets [line items]
Total investments	277,087	223,562
Due after one year
Disclosure of financial assets [line items]
Total investments	$ 49,707	$ 86,131